Long-Term Debt, net - Additional Information (Details)					12 Months Ended
	Jul. 12, 2021 USD ($)	Jul. 01, 2021 USD ($)	Apr. 12, 2021 USD ($)	Feb. 11, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Apr. 08, 2021 USD ($)	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Credit facility			$ 815,000,000
Deferred bond issuance costs					$ 28,400,000		$ 25,100,000
Remaining borrowing availability					$ 0
Number of vessels excluding sale and lease back arrangement | item					56
Carrying value of vessels					$ 1,842,700,000
Gemini Shipholdings Corporation
Line of Credit Facility [Line Items]
Number of quarterly instalments		13
Balloon payment at maturity		$ 13,500,000
Acquired outstanding principal balance		$ 23,100,000
CMA CGM Melisande, CMA CGM Attila, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson
Line of Credit Facility [Line Items]
Sale and Lease back arrangement, amount			135,000,000
Citibank/Natwest $815 mil. Facility
Line of Credit Facility [Line Items]
Credit facility			$ 815,000,000		815,000,000	$ 815,000,000
Term of debt			4 years
Number of quarterly instalments			16
Amount of quarterly instalment			$ 20,400,000
Balloon payment at maturity	$ 489,000,000.0
Sale and Lease back arrangement, amount			135,000,000
Long-term debt			$ 300,000,000		$ 774,250,000
Minimum percentage of fair market value of collateral vessels required to cover loan value					120.00%
Minimum liquidity					$ 30,000,000.0
Maximum leverage ratio					6.5
Minimum interest coverage ratio					2.5
Citibank/Natwest $815 mil. Facility | Maximum
Line of Credit Facility [Line Items]
Long-term debt	$ 815,000,000
Citibank/Natwest $815 mil. Facility | LIBOR
Line of Credit Facility [Line Items]
Spread on variable rate	2.50%
Senior unsecured notes
Line of Credit Facility [Line Items]
Long-term debt				$ 300,000,000.0	$ 300,000,000
Fixed interest rate (as a percent)				8.50%
Percent of equity offering proceeds within 90 days after the equity offering closing				108.50%
Deferred bond issuance costs				$ 9,000,000.0
Net proceeds placed in escrow account and used later				$ 294,400,000
Senior unsecured notes | March 1, 2024
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed				104.25%
Senior unsecured notes | March 1, 2025
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed				102.125%
Senior unsecured notes | March 1, 2026
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed				100.00%
Senior unsecured notes | Maximum
Line of Credit Facility [Line Items]
Redemption price (as percent)				35.00%
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Line of Credit Facility [Line Items]
Credit facility					$ 382,500,000